Long-term investments: (Tables)	12 Months Ended
Dec. 31, 2012
Long-term investments:
Schedule of long-term investments

Long-term investments:

	December 31, 2012	December 31, 2011

Weichai Westport Inc. (a)	$11,275	$7,732
Cummins Westport Inc. (b)	7,138	17,792
Other equity accounted for investees	705	783

	$19,118	$26,307

(a)         Weichai Westport Inc.:

On July 3, 2010, the Company invested $4,316 under an agreement with Weichai Power Co. Ltd. and Hong Kong Peterson (CNG) Equipment Ltd. to form Weichai Westport Inc. (“WWI”).  On October 11, 2011, the Company invested an additional $955 in WWI.  The Company has a 35% equity interest in WWI.

For the year ended December 31, 2012, the Company recognized its share of WWI’s income of $2,881 (nine months ended December 31, 2011 - $1,438; year ended March 31, 2011 - $997), as income from investment accounted for by the equity method.

Assets, liabilities, revenue and expenses of WWI as of and for the periods presented are as follows:

	December 31, 2012	December 31, 2011

Current assets:
Cash and short-term investments	$1,145	$3,073
Accounts receivable	21,512	10,005
Inventory	55,109	23,903
Other current assets	1,053	751
Long-term assets	8,178	4,179

Total assets	$86,997	$41,911

	December 31, 2012	December 31, 2011

Current liabilities:
Accounts payable and accrued liabilities	$49,125	$20,567
Other current liabilities	12,055	4,248

Total liabilities	$61,180	$24,815

	Year ended December 31, 2012	Nine months ended December 31, 2011	Year ended March 31, 2011

Product revenue	$272,086	$84,917	$53,127

Cost of revenue and expenses:
Cost of product revenue	234,266	70,345	43,130
Operating expenses	28,055	9,693	6,624
	262,321	80,038	49,754

Income before income taxes	9,765	4,879	3,373

Income tax expense:
Current	1,536	1,364	528

Income for the period	$8,229	$3,515	$2,845

(b)         Cummins Westport Inc.:

The Company entered into a joint venture with Cummins on March 7, 2001.  On December 16, 2003, the Company and Cummins amended the joint venture agreement (“JVA”) focusing CWI on developing markets for alternative fuel engines.  In addition, the two companies signed a Technology Partnership Agreement that creates a flexible arrangement for future technology development between Cummins and the Company.

The Company has determined that CWI is a variable interest entity. Cummins and Westport each own 50% of the common shares of CWI and have equal representation on the Board of Directors. No one shareholder has the unilateral power to govern CWI. The Board of Directors has power over the operating decisions and to direct other activities of CWI that most significantly impact CWI’s economic performance as set forth in the governing documents. As decision-making at the Board of Directors’ level requires unanimous approval, this power is shared. Accordingly neither party is the primary beneficiary.

On February 20, 2012, the JVA was amended and restated to provide for, among other things, clarification concerning the scope of products within CWI. In addition, the parties have revised certain economic terms of the JVA.

Under the prior JVA, CWI had a global exclusive right to design, engineer, and market mid-range on-road spark-ignited natural gas engines based on Cummins diesel engines manufactured in Cummins facilities. The Company and Cummins have agreed in the amended and restated JVA to focus CWI’s future product development on North American markets including engines for on-road applications between the displacement range of 5.9 litres through 12 litres and to have these engines manufactured in Cummins North American plants.

The joint venture will now have a term of ten years and can be terminated under certain circumstances before the end of the term, including in the event of a material breach of the agreement by, or in the event of a change of control of, one of the parties.

Prior to February 20, 2012, the Company and Cummins shared equally in the profits and losses of CWI. Under the new JVA, profits and losses are shared equally up to an established revenue baseline, then any excess profit will be allocated 75% to the Company and 25% to Cummins.

The Company has not historically provided and does not intend to provide financial or other support to CWI that the Company is not previously contractually required to provide.

For the year ended December 31, 2012, the Company recognized its share of CWI’s income of $13,232 (nine months ended December 31, 2011 - $12,958; year ended March 31, 2011 - $7,999), as income from investment accounted for by the equity method.

Assets, liabilities, revenue and expenses of CWI as of and for the periods presented are as follows (amounts as at December 31, 2011 and for the nine months ended December 31, 2011 and the year ended March 31, 2011 had previously been consolidated and in 2012 have been retrospectively deconsolidated as described in note 2(a)):

	December 31, 2012	December 31, 2011
		(Restated – note 2(a))
Current assets:
Cash and short-term investments	$44,371	$17,403
Accounts receivable	6,995	4,717
Loan receivable	—	38,818
Current portion of deferred income tax assets	7,304	5,271
Other current assets	225	89
Long-term assets
Property, plant and equipment	896	835
Deferred income tax assets	9,786	5,303

Total assets	$69,577	$72,436

	December 31, 2012	December 31, 2011

Current liabilities:
Current portion of warranty liability	$13,317	$11,791
Current portion of deferred revenue	3,862	2,668
Accounts payable and accrued liabilities	7,274	5,878
	24,453	20,337

Long-term liabilities:
Warranty liability	17,501	8,039
Deferred revenue	9,968	7,451
Other long-term liabilities	1,312	644
	28,781	16,134

Total liabilities	$53,234	$36,471

	Year ended December 31, 2012	Nine months ended December 31, 2011	Year ended March 31, 2011
		(Restated – note 2(a))

Product revenue	$161,741	$114,518	$84,612
Parts revenue	36,274	24,326	26,675
	198,015	138,844	111,287

Cost of revenue and expenses:
Cost of product and parts revenue	136,575	78,837	66,989
Research and development	12,114	6,720	10,043
General and administrative	1,417	796	1,181
Sales and marketing	12,541	9,659	7,675
Foreign exchange loss (gain)	(18)	17	160
Bank charges, interest and other	472	369	299
	163,101	96,398	86,347

Income before undernoted	34,914	42,446	24,940

Interest and investment income	530	297	284

Income before income taxes	35,444	42,743	25,224

Income tax recovery (expense):
Current	(16,362)	(18,602)	(8,954)
Deferred	6,517	1,775	(272)
	(9,845)	(16,827)	(9,226)

Income for the period	25,599	25,916	15,998

Income attributable to Joint Venture Partner	(12,367)	(12,958)	(7,999)

Income attributable to the Company	$13,232	$12,958	$7,999

Weichi Westport Inc.
Long-term investments
Schedule of assets, liabilities, revenue and expenses of the investee

	December 31, 2012	December 31, 2011

Current assets:
Cash and short-term investments	$1,145	$3,073
Accounts receivable	21,512	10,005
Inventory	55,109	23,903
Other current assets	1,053	751
Long-term assets	8,178	4,179

Total assets	$86,997	$41,911

	December 31, 2012	December 31, 2011

Current liabilities:
Accounts payable and accrued liabilities	$49,125	$20,567
Other current liabilities	12,055	4,248

Total liabilities	$61,180	$24,815

	Year ended December 31, 2012	Nine months ended December 31, 2011	Year ended March 31, 2011

Product revenue	$272,086	$84,917	$53,127

Cost of revenue and expenses:
Cost of product revenue	234,266	70,345	43,130
Operating expenses	28,055	9,693	6,624
	262,321	80,038	49,754

Income before income taxes	9,765	4,879	3,373

Income tax expense:
Current	1,536	1,364	528

Income for the period	$8,229	$3,515	$2,845

Cummins Westport Inc.
Long-term investments
Schedule of assets, liabilities, revenue and expenses of the investee

	December 31, 2012	December 31, 2011
		(Restated – note 2(a))
Current assets:
Cash and short-term investments	$44,371	$17,403
Accounts receivable	6,995	4,717
Loan receivable	—	38,818
Current portion of deferred income tax assets	7,304	5,271
Other current assets	225	89
Long-term assets
Property, plant and equipment	896	835
Deferred income tax assets	9,786	5,303

Total assets	$69,577	$72,436

	December 31, 2012	December 31, 2011

Current liabilities:
Current portion of warranty liability	$13,317	$11,791
Current portion of deferred revenue	3,862	2,668
Accounts payable and accrued liabilities	7,274	5,878
	24,453	20,337

Long-term liabilities:
Warranty liability	17,501	8,039
Deferred revenue	9,968	7,451
Other long-term liabilities	1,312	644
	28,781	16,134

Total liabilities	$53,234	$36,471

	Year ended December 31, 2012	Nine months ended December 31, 2011	Year ended March 31, 2011
		(Restated – note 2(a))

Product revenue	$161,741	$114,518	$84,612
Parts revenue	36,274	24,326	26,675
	198,015	138,844	111,287

Cost of revenue and expenses:
Cost of product and parts revenue	136,575	78,837	66,989
Research and development	12,114	6,720	10,043
General and administrative	1,417	796	1,181
Sales and marketing	12,541	9,659	7,675
Foreign exchange loss (gain)	(18)	17	160
Bank charges, interest and other	472	369	299
	163,101	96,398	86,347

Income before undernoted	34,914	42,446	24,940

Interest and investment income	530	297	284

Income before income taxes	35,444	42,743	25,224

Income tax recovery (expense):
Current	(16,362)	(18,602)	(8,954)
Deferred	6,517	1,775	(272)
	(9,845)	(16,827)	(9,226)

Income for the period	25,599	25,916	15,998

Income attributable to Joint Venture Partner	(12,367)	(12,958)	(7,999)

Income attributable to the Company	$13,232	$12,958	$7,999